Taxation - Summary of reconciliation of income tax (expenses) benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Current income tax	¥ 2,980		¥ 9,423	¥ 5,318
Deferred income tax	806		438	0
Loss before income tax	(1,303,364)	$ (183,575)	(5,627,504)	(255,144)
Tax calculated at statutory income tax rate of 25% in mainland China	(325,841)		(1,406,876)	(63,786)
Tax effects of:
Effect of differing tax rates in different jurisdictions	65,790		1,272,471	0
Expenses not deductible for income tax purposes	122,634		137,862	1,069
Effect of deductible temporary differences not recognized	23,771		0	0
Effect of tax loss not recognized	140,493		37,283	68,035
Effect of tax exemptions	(456)
Utilization of tax loss previously not recognized	(1,660)		(30,879)	0
Utilization of deductible temporary differences previously not recognized	(17,657)		0	0
Others	(3,288)		0	0
Total	¥ 3,786	$ 533	¥ 9,861	¥ 5,318